Offerings	Jul. 29, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units of Beneficial Interest
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	(1) This registration statement (the "Registration Statement") relates to the aggregate offering of $1,000,000,000 of units of beneficial interest of the Fund. The offering currently includes Class J, Class I, and Class D Units. (2) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Units of Beneficial Interest
Maximum Aggregate Offering Price	$ 430,459,414.00
Carry Forward Form Type	N-2
Carry Forward File Number	333-282445
Carry Forward Initial Effective Date	Apr. 25, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 65,903.00
Offering Note	(3) Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, this Registration Statement carries forward $430,459,414 of units of beneficial interest that were previously registered pursuant to Registrant's Registration Statement on Form N-2 (File No. 333-282445) effective April 25, 2025 and which remain unsold as of the filing date of this Registration Statement (the "Unsold Units"). (4) Amount represents $65,903 previously paid to register $430,459,414 of Unsold Units, plus $138,100 to register the additional $1,000,000,000 of units of beneficial interest registered hereby. Effective October 1, 2025, the filing fee rate was decreased to $138.10 per million dollars of the proposed maximum aggregate offering price of the securities to be registered.